8. Hybrid Debt Instrument (Details) - Hybrid Debt Instrument [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Jul. 01, 2015
December 31, 2015 [Member]
Company stock price	$ 0.51
Expected volatility	105.00%
Risk-free interest rate	0.65%
July 1, 2015 [Member]
Company stock price		$ .22
Expected volatility	115.00%
Risk-free interest rate	0.28%